UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  12/31/12

Item 1. Schedule of Investments.

aNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 86.5%			
Brazil 8.0%			
AES Tiete SA	Independent Power Producers & Energy Traders	140,000	$ 1,429,726
Companhia de Bebidas das Americas (AmBev)	Beverages	237,006	9,847,951
[a]Gafisa SA	Household Durables	1,768,592	4,125,082
Itau Unibanco Holding SA, ADR	Commercial Banks	564,425	9,290,435
M Dias Branco SA	Food Products	9,384	359,791
MRV Engenharia e Participacoes SA	Household Durables	908,682	5,454,122
[a]OGX Petroleo e Gas Participacoes SA	Oil, Gas & Consumable Fuels	1,386,200	3,037,716
			33,544,823
Chile 1.3%			
Antofagasta PLC	Metals & Mining	248,700	5,447,974
China 31.8%			
Anhui Conch Cement Co. Ltd., H	Construction Materials	2,496,000	9,081,926
Beijing Capital Land Ltd., H	Real Estate Management & Development	10,344,000	4,310,973
China Merchants Bank Co. Ltd., H	Commercial Banks	7,427,500	16,368,724
China Mobile Ltd.	Wireless Telecommunication Services	1,111,859	12,947,360
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	9,206,000	10,429,171
[b]China Vanke Co. Ltd., B	Real Estate Management & Development	905,517	1,460,464
CNOOC Ltd.	Oil, Gas & Consumable Fuels	9,195,000	19,908,016
[a,b]Fook Woo Group Holdings Ltd.	Commercial Services & Supplies	7,402,000	259,778
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,121,606	6,395,895
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	15,974,000	22,548,377
Ports Design Ltd.	Textiles, Apparel & Luxury Goods	3,504,500	2,785,422
Soho China Ltd.	Real Estate Management & Development	10,827,649	8,661,840
Tencent Holdings Ltd.	Internet Software & Services	195,119	6,253,677
Travelsky Technology Ltd., H	IT Services	6,557,000	3,511,054
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	4,984,581	8,245,196
			133,167,873
Hong Kong 5.3%			
Giordano International Ltd.	Specialty Retail	7,214,225	6,934,741
I.T Ltd.	Specialty Retail	7,592,000	3,164,048
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,056,784	9,623,629
Sa Sa International Holdings Ltd.	Specialty Retail	2,756,000	2,261,625
			21,984,043
India 20.3%			
Ashok Leyland Ltd.	Machinery	7,405,787	3,637,765
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	181,391	3,245,631
Bharat Heavy Electricals Ltd.	Electrical Equipment	568,500	2,366,634
Federal Bank Ltd.	Commercial Banks	378,559	3,714,177
Grasim Industries Ltd.	Construction Materials	243,700	14,047,007
Hindalco Industries Ltd.	Metals & Mining	1,007,642	2,398,579
ICICI Bank Ltd.	Commercial Banks	130,620	2,707,630
Infosys Ltd.	IT Services	416,300	17,592,118
Maharashtra Seamless Ltd.	Metals & Mining	1,200,544	5,991,232
MindTree Ltd.	IT Services	383,404	4,768,703
Peninsula Land Ltd.	Real Estate Management & Development	2,414,093	3,159,243
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	842,400	12,883,584
Tata Chemicals Ltd.	Chemicals	800,661	5,150,703
Tata Consultancy Services Ltd.	IT Services	149,201	3,422,527
			85,085,533
Russia 19.8%			
CTC Media Inc.	Media	490,500	3,816,090

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2012, the aggregate value of these securities was $1,720,242, representing 0.41% of net assets.
cAt December 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2012, the value of this security was
$6,578,025, representing 1.57% of net assets.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

senior note, 6.375%, 3/29/21	290,000		322,988
			670,592
Indonesia 1.9%			
Government of Indonesia,			
FR20, 14.275%, 12/15/13	530,000,000	IDR	60,139
FR34, 12.80%, 6/15/21	1,720,000,000	IDR	271,167
FR49, 9.00%, 9/15/13	2,950,000,000	IDR	316,544
			647,850
Latvia 0.7%			
[b]Government of Latvia, 144A, 5.25%, 2/22/17	200,000		224,874
Malaysia 0.5%			
Government of Malaysia, senior bond, 3.702%, 2/25/13	560,000	MYR	183,295
Mexico 1.9%			
Government of Mexico,			
8.00%, 12/19/13	54,500[f]	MXN	438,057
9.50%, 12/18/14	28,000[f]	MXN	237,513
			675,570
Poland 1.7%			
Government of Poland,			
5.00%, 10/24/13	610,000	PLN	200,331
[g]FRN, 5.15%, 1/25/17	571,000	PLN	185,811
[g]FRN, 5.15%, 1/25/21	579,000	PLN	186,651
			572,793
Romania 0.2%			
[h]Government of Romania, senior note, Reg S, 5.25%, 6/17/16	55,000	EUR	78,105
Serbia 2.0%			
[b]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000		230,466
Serbia Treasury Bond, 10.00%,			
4/27/15	19,780,000	RSD	218,555
9/14/15	16,700,000	RSD	182,118
10/18/15	5,500,000	RSD	59,021
11/08/17	510,000	RSD	5,153
			695,313
South Korea 1.0%			
Korea Treasury Bond, senior bond, 3.00%, 12/10/13	370,000,000	KRW	348,525
Sri Lanka 2.2%			
Government of Sri Lanka,			
[b]144A, 5.875%, 7/25/22	200,000		214,625
A, 7.00%, 3/01/14	13,000,000	LKR	96,704
A, 11.00%, 8/01/15	2,600,000	LKR	19,953
A, 5.80%, 1/15/17	8,300,000	LKR	52,625
B, 11.00%, 9/01/15	1,500,000	LKR	11,470
B, 8.00%, 6/01/16	25,100,000	LKR	175,521
B, 5.80%, 7/15/17	2,900,000	LKR	18,008
[b]senior note, 144A, 6.25%, 10/04/20	165,000		180,469
			769,375
Ukraine 1.7%			
[b]Government of Ukraine, 144A,			
9.25%, 7/24/17	210,000		228,375
7.75%, 9/23/20	360,000		370,690
			599,065
Uruguay 2.1%			
[e]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	4,808,200	UYU	298,638
Uruguay Notas del Tesoro,			
9.00%, 1/27/14	324,000	UYU	16,825
9.75%, 6/14/14	3,030,000	UYU	158,767
10.50%, 3/21/15	70,000	UYU	3,727

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2012, the aggregate value of these securities was $4,845,214, representing 13.94% of net assets.
cAt December 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dPrincipal amount is stated in 1,000 Brazilian Real Units.
eRedemption price at maturity is adjusted for inflation.
fPrincipal amount is stated in 100 Mexican Peso Units.
gThe coupon rate shown represents the rate at period end.

At December 31, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	41,018	$ 53,331	1/07/13	$ -	$ (800)
Indian Rupee	JPHQ	Buy	12,595,000	234,225	1/15/13	-	(5,392)
Malaysian Ringgit	HSBK	Buy	125,000	39,708	2/28/13	1,000	-
Philippine Peso	JPHQ	Buy	11,245,000	270,189	4/12/13	3,643	-
South Korean Won	JPHQ	Buy	290,000,000	265,928	5/28/13	4,526	-
Ghana Cedi	BZWS	Buy	5,000	2,179	7/11/13	187	-
Euro	DBAB	Sell	31,000	38,183	8/01/13	-	(2,809)
Euro	DBAB	Sell	16,000	19,952	8/09/13	-	(1,207)
Malaysian Ringgit	HSBK	Buy	550,000	173,567	8/26/13	3,487	-
Euro	DBAB	Sell	120,000	150,972	8/30/13	-	(7,755)
Malaysian Ringgit	HSBK	Buy	125,000	39,476	8/30/13	754	-
Euro	DBAB	Sell	123,000	159,230	9/16/13	-	(3,495)
Ghana Cedi	BZWS	Buy	16,272	7,346	10/07/13	54	-
Euro	DBAB	Sell	623,000	808,903	10/15/13	-	(15,598)
Chilean Peso	DBAB	Buy	136,162,000	274,133	10/16/13	-	(94)
Euro	DBAB	Sell	42,000	54,940	10/18/13	-	(646)
Euro	DBAB	Sell	4,000	5,146	11/08/13	-	(149)
Euro	DBAB	Sell	137,000	179,840	12/10/13	-	(1,604)
Unrealized appreciation (depreciation)						13,651	(39,549)
Net unrealized appreciation (depreciation)							$ (25,898)

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
HSBK - HSBC Bank PLC
JPHQ - JPMorgan Chase Bank, N.A.

Currency

BRL - Brazilian Real
EUR - Euro
GHS - Ghanaian Cedi
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NGN - Nigerian Naira
PLN - Polish Zloty
RSD - Serbian Dinar
UYU - Uruguayan Peso

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Investment Trust

Statement of Investments, December 31, 2012 (unaudited) (continued)

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2012, the aggregate value of these securities was $14,138,834, representing 4.00% of net assets.
cSee Note 6 regarding holdings of 5% voting securities.
dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Templeton Global Investment Trust
Statement of Investments, December 31, 2012 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Frontier Markets Fund	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 89.6%			
Algeria 2.2%			
CFAO SA	Distributors	345,276	$ 16,744,789
Argentina 1.7%			
[a]Grupo Clarin SA, B, GDR, Reg S	Media	312,898	1,082,031
Telecom Argentina SA, B, ADR	Diversified Telecommunication Services	329,280	3,747,207
Ternium SA, ADR	Metals & Mining	346,900	8,169,495
			12,998,733
Botswana 0.0%†			
Letshego Holdings Ltd.	Consumer Finance	1,407,947	353,208
Cambodia 1.6%			
NagaCorp Ltd.	Hotels, Restaurants & Leisure	20,157,611	12,224,221
Colombia 3.0%			
[b]Bancolombia SA, ADR	Commercial Banks	113,274	7,541,783
Pacific Rubiales Energy Corp.	Oil, Gas & Consumable Fuels	654,208	15,221,492
			22,763,275
Egypt 4.1%			
Alexandria Mineral Oils Co.	Chemicals	522,553	6,011,000
Eastern Tobacco	Tobacco	212,706	3,342,148
[b]Egyptian International Pharmaceutical Industries Co.	Pharmaceuticals	970,966	6,102,530
Maridive & Oil Services SAE	Energy Equipment & Services	2,956,812	3,489,038
[a,c]Orascom Telecom Holding SAE, GDR, Reg S	Wireless Telecommunication Services	3,882,976	12,149,832
			31,094,548
Georgia 1.3%			
Bank of Georgia Holdings PLC	Commercial Banks	569,329	9,584,659
Jordan 0.8%			
Arab Potash Co. PLC	Chemicals	47,364	3,103,769
Jordan Phosphate Mines	Metals & Mining	170,486	3,122,674
			6,226,443
Kazakhstan 6.4%			
Kazakhmys PLC	Metals & Mining	1,238,500	15,997,183
KazMunaiGas Exploration Production, GDR	Oil, Gas & Consumable Fuels	1,451,382	26,291,785
[c,d]KCell JSC, 144A, GDR	Wireless Telecommunication Services	280,000	3,325,000
[a]Zhaikmunai LP, GDR, Reg S	Oil, Gas & Consumable Fuels	284,450	3,057,837
			48,671,805
Kenya 6.6%			
British American Tobacco Kenya Ltd. Corp.	Tobacco	1,334,600	7,526,523
East African Breweries Ltd.	Beverages	5,815,800	17,920,779
Equity Bank Ltd.	Commercial Banks	29,887,900	8,253,926
KenolKobil Ltd. Group	Oil, Gas & Consumable Fuels	11,767,300	1,847,192
Kenya Airways Ltd.	Airlines	12,480,300	1,654,365
Safaricom Ltd.	Wireless Telecommunication Services	225,863,600	13,131,604
			50,334,389
Kuwait 1.4%			
Mobile Telecommunications Co.	Wireless Telecommunication Services	3,919,618	10,873,113
Latvia 0.1%			
[c]Grindeks	Pharmaceuticals	73,770	634,926

Lebanon 0.4%			
BLOM Bank SAL, GDR	Commercial Banks	346,000	2,733,400
Lesotho 0.3%			
[c]Gem Diamonds Ltd.	Metals & Mining	1,027,860	2,418,461
Malawi 0.1%			
[d]Press Corp. Ltd., GDR, Reg S	Industrial Conglomerates	73,070	820,876
Mauritius 1.3%			
Mauritius Commercial Bank	Commercial Banks	1,599,349	8,966,842
New Mauritius Hotels Ltd.	Hotels, Restaurants & Leisure	520,310	963,853
			9,930,695
Nigeria 10.1%			
Ecobank Transnational Inc.	Commercial Banks	52,380,912	3,693,333
FBN Holdings PLC	Commercial Banks	216,958,141	21,855,597
Guinness Nigeria PLC	Beverages	5,969,294	10,512,686
Nigerian Breweries PLC	Beverages	3,369,390	3,171,952
UAC of Nigeria PLC	Industrial Conglomerates	26,244,992	6,907,904
[c]United Bank for Africa PLC	Commercial Banks	332,956,980	9,723,239
Zenith Bank PLC	Commercial Banks	172,914,150	21,593,505
			77,458,216
Oman 2.3%			
Bank Muscat SAOG	Commercial Banks	11,794,346	17,644,421
Pakistan 1.5%			
Fauji Fertilizer Co. Ltd.	Chemicals	8,296,903	9,992,621
Indus Motor Co. Ltd.	Automobiles	453,854	1,259,798
			11,252,419
Panama 4.3%			
Cable & Wireless Communications PLC	Diversified Telecommunication Services	20,959,157	12,138,965
Copa Holdings SA	Airlines	207,470	20,632,891
			32,771,856
Peru 3.9%			
Compania de Minas Buenaventura SA, ADR	Metals & Mining	317,020	11,396,869
Credicorp Ltd.	Commercial Banks	100,900	14,787,904
Intercorp Financial Services Inc.	Diversified Financial Services	103,740	3,713,892
			29,898,665
Qatar 8.9%			
Commercial Bank of Qatar QSC	Commercial Banks	528,000	10,281,006
Industries Qatar QSC	Industrial Conglomerates	707,020	30,116,116
Qatar Electricity & Water Co.	Multi-Utilities	86,369	3,140,519
Qatar Telecom QSC	Diversified Telecommunication Services	846,647	24,181,942
			67,719,583
Romania 4.0%			
[c]Banca Transilvania	Commercial Banks	9,254,892	3,491,531
BRD-Groupe Societe Generale	Commercial Banks	1,633,190	3,932,696
OMV Petrom SA	Oil, Gas & Consumable Fuels	173,217,197	22,057,043
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	213,392	1,266,164
[c]Vimetco NV, GDR	Metals & Mining	346,800	48,552
			30,795,986
South Africa 4.0%			
MTN Group Ltd.	Wireless Telecommunication Services	1,456,600	30,745,862
South Korea 1.7%			
Youngone Corp.	Textiles, Apparel & Luxury Goods	422,170	13,098,050

Templeton Global Investment Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Turkmenistan 2.9%				
Dragon Oil PLC	Oil, Gas & Consumable Fuels	2,475,204		22,453,236
Ukraine 3.3%				
[c]Agroton Public Ltd.	Food Products	452,496		1,463,441
Ferrexpo PLC	Metals & Mining	4,015,380		16,848,608
[a,c]MHP SA, GDR, Reg S	Food Products	417,658		6,463,258
[a,c]Sintal Agriculture Ltd., GDR, Reg S	Food Products	166,847		57,244
				24,832,551
United Arab Emirates 4.7%				
Agthia Group PJSC	Food Products	6,331,048		3,774,791
Aramex Co.	Air Freight & Logistics	14,846,975		8,084,276
[c]Depa Ltd.	Commercial Services & Supplies	3,072,980		1,044,813
First Gulf Bank PJSC	Commercial Banks	5,750,099		18,394,431
National Bank of Abu Dhabi	Commercial Banks	1,667,738		4,676,686
				35,974,997
Vietnam 3.5%				
Binh Minh Plastics JSC	Building Products	337,240		722,999
Dong Phu Rubber JSC	Chemicals	641,750		1,668,351
FPT Corp.	Electronic Equipment, Instruments & Components	789,945		1,335,321
Hau Giang Pharmaceutical JSC	Pharmaceuticals	708,570		2,484,284
Hoa Phat Group JSC	Metals & Mining	1,803,093		1,822,681
Imexpharm Pharmaceutical JSC	Pharmaceuticals	471,922		800,170
PetroVietnam Drilling and Well Services JSC	Energy Equipment & Services	3,876,000		6,980,064
Petrovietnam Fertilizer and Chemical JSC	Chemicals	3,751,430		6,450,981
PetroVietnam Technical Services Corp.	Energy Equipment & Services	5,167,352		3,409,906
[c]PetroVietnam Technical Services Corp., rts., 1/18/13	Energy Equipment & Services	4,493,350		283,157
Vietnam Dairy Products JSC	Food Products	227,700		962,425
				26,920,339
Zimbabwe 3.2%				
Delta Corp. Ltd.	Beverages	15,438,689		15,438,689
Econet Wireless Zimbabwe Ltd.	Wireless Telecommunication Services	1,928,762		8,679,429
				24,118,118
Total Common Stocks and Other Equity Interests (Cost $626,878,578)				684,091,840
Participatory Notes 4.9%				
Saudi Arabia 4.9%				
[d]Deutsche Bank AG/London,				
Saudi Basic Industries Corp., 144A, 9/27/16	Chemicals	179,249		4,289,397
Saudi Dairy & Foodstuff Co., 144A, 5/13/14	Food Products	45,166		779,752
HSBC Bank PLC,				
Etihad Etisalat Co., 12/05/14	Wireless Telecommunication Services	674,101		13,659,777
Fawaz Abdulaziz Alhokair & Co., 8/13/14	Specialty Retail	350,913		9,730,560
Samba Financial Group, 8/13/14	Commercial Banks	268,985		3,205,831
Saudi Basic Industries Corp., 8/04/14	Chemicals	247,289		5,917,582
Total Participatory Notes (Cost $30,212,058)				37,582,899
		Principal Amount		
Convertible Bonds (Cost $375) 0.0%†				
Oman 0.0%†				
Bank Muscat SAOG, cvt., 7.00%, 3/20/14	Commercial Banks	144	OMR	449
Total Investments before Short Term Investments (Cost $657,091,011)				721,675,188

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2012, the aggregate value of these securities was $23,631,078, representing 3.09% of net assets.
bA portion or all of the security purchased on a delayed delivery basis.
cNon-income producing.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2012, the aggregate value of these securities was $8,394,149, representing 1.10% of net assets.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Currency

OMR - Omani Rial

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Singapore Telecommunications Ltd.	Diversified Telecommunication Services	3,283,999	8,936,952
			24,220,450
South Korea 0.8%			
KB Financial Group Inc.	Commercial Banks	127,675	4,549,361
POSCO	Metals & Mining	11,586	3,801,582
			8,350,943
Spain 0.7%			
Tecnicas Reunidas SA	Energy Equipment & Services	174,963	8,192,900
Switzerland 4.2%			
ABB Ltd.	Electrical Equipment	350,130	7,172,052
Adecco SA	Professional Services	82,917	4,351,704
Credit Suisse Group AG	Capital Markets	373,400	9,080,553
Novartis AG	Pharmaceuticals	138,060	8,665,043
Roche Holding AG	Pharmaceuticals	61,440	12,350,423
Vontobel Holding AG	Capital Markets	204,817	6,309,979
			47,929,754
Taiwan 0.6%			
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	2,162,384	7,216,627
United Kingdom 9.7%			
Aviva PLC	Insurance	1,751,940	10,843,124
BP PLC	Oil, Gas & Consumable Fuels	779,592	5,421,948
GlaxoSmithKline PLC	Pharmaceuticals	517,796	11,273,207
Hays PLC	Professional Services	2,749,230	3,743,536
HSBC Holdings PLC	Commercial Banks	1,511,112	15,851,541
Kingfisher PLC	Specialty Retail	3,378,502	15,780,518
Marks & Spencer Group PLC	Multiline Retail	1,912,050	12,024,271
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	410,679	14,651,418
Tesco PLC	Food & Staples Retailing	1,799,261	9,917,670
Vodafone Group PLC	Wireless Telecommunication Services	4,159,492	10,472,394
			109,979,627
United States 19.8%			
Abbott Laboratories	Health Care Equipment & Supplies	77,900	5,102,450
Abercrombie & Fitch Co., A	Specialty Retail	116,690	5,597,619
Accenture PLC, A	IT Services	130,520	8,679,580
Applied Materials Inc.	Semiconductors & Semiconductor Equipment	411,180	4,703,899
Baker Hughes Inc.	Energy Equipment & Services	129,600	5,292,864
[a]Brocade Communications Systems Inc.	Communications Equipment	885,780	4,721,207
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	263,620	4,381,364
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	9,070,783
Cisco Systems Inc.	Communications Equipment	501,900	9,862,335
Citigroup Inc.	Diversified Financial Services	221,590	8,766,100
Comcast Corp., Special A	Media	385,042	13,842,260
[a,b]Comfort Co. Inc., Escrow Account	Household Durables	2,762	—
CVS Caremark Corp.	Food & Staples Retailing	331,830	16,043,981
General Electric Co.	Industrial Conglomerates	604,970	12,698,320
Halliburton Co.	Energy Equipment & Services	33,200	1,151,708
The Home Depot Inc.	Specialty Retail	59,970	3,709,145
JPMorgan Chase & Co.	Diversified Financial Services	229,386	10,086,103
LyondellBasell Industries NV, A	Chemicals	158,280	9,036,205
Medtronic Inc.	Health Care Equipment & Supplies	168,960	6,930,739
Merck & Co. Inc.	Pharmaceuticals	232,576	9,521,662
Microsoft Corp.	Software	437,000	11,681,010
[a]Navistar International Corp.	Machinery	104,090	2,266,039
[a,b,c]NewPage Corp. Litigation Trust, Contingent Distribution	Paper & Forest Products	1,100,000	—
[a,c]NewPage Holdings Inc.	Paper & Forest Products	4,400	421,520
Noble Corp.	Energy Equipment & Services	297,200	10,348,504
Oracle Corp.	Software	352,618	11,749,232

Templeton Global Investment Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Intelsat Jackson Holdings SA, senior note, 7.50%, 4/01/21	Diversified Telecommunication Services	1,200,000		1,329,000
				1,728,133
Mexico 0.1%				
[f]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Construction Materials	1,200,000		1,310,502
Netherlands 0.1%				
[f]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Media	1,100,000	EUR	1,551,166
Russia 0.2%				
[f]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		2,445,000
South Africa 0.2%				
[f,j]Edcon Holdings Pty. Ltd., secured note, 144A, FRN, 5.683%, 6/15/15	Specialty Retail	500,000	EUR	614,904
[h,j]Edcon Pty. Ltd., senior secured note, Reg S, FRN, 3.433%, 6/15/14	Specialty Retail	800,000	EUR	1,013,458
				1,628,362
United Kingdom 0.4%				
[f]CEVA Group PLC, senior secured note, 144A, 11.50%, 4/01/18	Air Freight & Logistics	1,100,000		929,500
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	Energy Equipment & Services	884,000		928,200
[f]Ineos Group Holdings Ltd.,				
senior note, 144A, 7.875%, 2/15/16	Chemicals	400,000	EUR	526,520
senior secured note, 144A, 8.50%, 2/15/16	Chemicals	600,000		600,000
[f]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	Chemicals	700,000	EUR	897,606
Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	Commercial Banks	700,000	EUR	1,043,804
				4,925,630
United States 4.1%				
Ally Financial Inc., senior note, 7.50%, 9/15/20	Consumer Finance	600,000		726,750
[f]Calpine Corp., senior secured note, 144A, 7.875%,				
7/31/20	Independent Power Producers & Energy Traders	252,000		284,130
1/15/23	Independent Power Producers & Energy Traders	788,000		894,380
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	Oil, Gas & Consumable Fuels	1,200,000		1,293,000
CHS/Community Health Systems Inc., senior secured note, 5.125%, 8/15/18	Health Care Providers & Services	1,100,000		1,149,500
CIT Group Inc., senior note,				
5.375%, 5/15/20	Commercial Banks	400,000		439,000
5.00%, 8/15/22	Commercial Banks	400,000		428,090
Clear Channel Communications Inc.,				
[f]144A, 9.00%, 12/15/19	Media	188,000		172,960
senior note, 9.00%, 3/01/21	Media	1,000,000		897,500
Clear Channel Worldwide Holdings Inc.,				
[f]senior note, 144A, 6.50%, 11/15/22	Media	400,000		417,000
senior sub. note, 7.625%, 3/15/20	Media	300,000		303,750
Cricket Communications Inc., senior note, 7.75%, 10/15/20	Diversified Telecommunication Services	1,200,000		1,230,000
DISH DBS Corp., senior note, 7.125%, 2/01/16	Media	1,200,000		1,350,000
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	Oil, Gas & Consumable Fuels	1,200,000		1,375,477
Euramax International Inc., senior secured note, 9.50%, 4/01/16	Construction Materials	800,000		750,000
[f,j]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000		630
Ford Motor Credit Co. LLC, senior note,				
7.00%, 4/15/15	Automobiles	300,000		335,261
6.625%, 8/15/17	Automobiles	450,000		526,172
8.125%, 1/15/20	Automobiles	300,000		385,237
Frontier Communications Corp., senior note,				
8.50%, 4/15/20	Diversified Telecommunication Services	800,000		924,000
8.75%, 4/15/22	Diversified Telecommunication Services	300,000		349,500
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	109,000,000	MXN	9,160,262
GMAC Inc., sub. note, 8.00%, 12/31/18	Consumer Finance	250,000		293,750
HCA Inc.,				
senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000		1,201,750
senior secured note, 5.875%, 3/15/22	Health Care Providers & Services	100,000		109,250

Templeton Global Investment Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Jarden Corp., senior sub. note, 7.50%, 5/01/17	Household Durables	1,100,000	1,244,375
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	Oil, Gas & Consumable Fuels	1,100,000	1,214,134
Linn Energy LLC/Finance Corp., senior note,			
8.625%, 4/15/20	Oil, Gas & Consumable Fuels	700,000	766,500
7.75%, 2/01/21	Oil, Gas & Consumable Fuels	500,000	535,000
Meritor Inc., senior note, 10.625%, 3/15/18	Machinery	1,100,000	1,152,250
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	Wireless Telecommunication Services	400,000	435,000
MGM Resorts International, senior note,			
6.625%, 7/15/15	Hotels, Restaurants & Leisure	400,000	431,000
7.50%, 6/01/16	Hotels, Restaurants & Leisure	400,000	431,000
7.75%, 3/15/22	Hotels, Restaurants & Leisure	300,000	322,500
Michaels Stores Inc., senior note, 7.75%, 11/01/18	Specialty Retail	1,100,000	1,212,750
Peabody Energy Corp., senior note,			
6.00%, 11/15/18	Oil, Gas & Consumable Fuels	600,000	640,500
6.25%, 11/15/21	Oil, Gas & Consumable Fuels	500,000	533,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., senior note, 8.25%, 9/01/17	Food Products	800,000	856,000
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	Oil, Gas & Consumable Fuels	1,100,000	1,023,000
[g]Radio One Inc., senior sub. note, PIK, 15.00%, 5/24/16	Media	894,141	806,962
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	Containers & Packaging	1,200,000	1,236,000
[f]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	Oil, Gas & Consumable Fuels	1,100,000	1,168,750
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	Hotels, Restaurants & Leisure	700,000	689,500
[f]Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	Wireless Telecommunication Services	1,100,000	1,361,250
[f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	Independent Power Producers & Energy Traders	1,500,000	1,181,250
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	Commercial Services & Supplies	1,200,000	1,335,000
[f]Univision Communications Inc., senior secured note, 144A, 6.875%, 5/15/19	Media	1,200,000	1,254,000
[f]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	Pharmaceuticals	800,000	862,000
West Corp., senior note, 7.875%, 1/15/19	IT Services	1,100,000	1,144,000
			46,833,820
Total Corporate Bonds and Notes (Cost $68,246,932)			70,943,809
[i]Senior Floating Rate Interests 1.1%			
Luxembourg 0.0%†			
August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	Auto Components	185,228	187,080
Netherlands 0.0%†			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Software	94,260	94,967
United States 1.1%			
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	Food & Staples Retailing	427,610	438,300
[k]Air Distribution Technologies (Tomkins Air Distr.), Second Lien Initial Loan, 9.25%, 5/09/20	Building Products	240,583	246,598
[k]Ardent Medical Services Inc., Second Lien Term Loan, 11.75%, 1/02/19	Health Care Providers & Services	344,808	352,135
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	Diversified Financial Services	333,579	344,420
[k]ATP Oil & Gas Corp.,			
Additional NM Loans (DIP), 10.75%, 2/28/14	Oil, Gas & Consumable Fuels	1,960	1,670
New Money (DIP), 10.75%, 2/28/14	Oil, Gas & Consumable Fuels	17,164	14,624
Refinancing Loan (DIP), 10.75%, 2/28/14	Oil, Gas & Consumable Fuels	29,358	25,013
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	Auto Components	142,609	144,035
BJ's Wholesale Club Inc., Second Lien Term Loan, 9.75%, 3/26/20	Specialty Retail	655,960	678,099
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	Commercial Services & Supplies	286,812	288,963
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.612%, 5/13/14	Media	144,504	140,937
Tranche B Term Loan, 3.862%, 1/29/16	Media	630,824	524,372
[k]Cumulus Media Holdings Inc., Second Lien Term Loan, 8.25%, 9/16/19	Media	241,610	249,462
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	Commercial Services & Supplies	817,344	818,366
Evergreen International Aviation Inc., Term Loan, 11.50%, 6/30/15	Air Freight & Logistics	531,173	520,550
FPC Holdings Inc. (FleetPride), Initial Loan (Second Lien), 9.25%, 5/19/20	Auto Components	149,300	147,061
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	Auto Components	121,187	115,733
FTS International LLC (Frac Tech), Term Loan, 8.50%, 5/06/16	Energy Equipment & Services	135,053	112,685

†Rounds to less than 0.1% of net assets.
*The Principle amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 5 regarding restricted securities.
dAt December 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
eSee Note 7 regarding investment in FT Holdings Corporation IV.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2012, the aggregate value of these securities was $52,198,791, representing 4.60% of net assets.
gIncome may be received in additional securities and/or cash.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2012, the aggregate value of these securities was $7,987,551, representing 0.70% of net assets.
iThe coupon rate shown represents the rate at period end.
jDefaulted security or security for which income has been deemed uncollectible.
kA portion or all of the security purchased on a delayed delivery basis.
lPrincipal amount is stated in 1,000 Brazilian Real Units.
mRedemption price at maturity is adjusted for inflation.
nPrincipal amount is stated in 100 Mexican Peso Units.
oA supranational organization is an entity formed by two or more central governments through international treaties.
pThe security is traded on a discount basis with no stated coupon rate.
qThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
rContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

Templeton Global Investment Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

At December 31, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	79,650	101,753	1/03/13	$ -	$ (3,356)
Euro	DBAB	Buy	79,650	105,178	1/03/13	-	(69)
Japanese Yen	DBAB	Sell	160,839,000	2,115,579	1/07/13	261,523	-
Philippine Peso	DBAB	Buy	39,224,000	942,658	1/07/13	12,736	-
Japanese Yen	CITI	Sell	63,300,000	829,729	1/10/13	100,026	-
Malaysian Ringgit	HSBC	Buy	2,848,623	891,951	1/10/13	38,890	-
Indian Rupee	DBAB	Buy	25,719,000	484,670	1/11/13	-	(16,995)
Japanese Yen	UBSW	Sell	63,290,000	829,217	1/11/13	99,623	-
Japanese Yen	BZWS	Sell	126,590,000	1,659,761	1/11/13	200,458	-
Indian Rupee	JPHQ	Buy	41,367,000	769,697	1/14/13	-	(17,957)
Indian Rupee	DBAB	Buy	12,995,000	241,657	1/14/13	-	(5,506)
Japanese Yen	HSBC	Sell	209,990,000	2,747,145	1/15/13	326,342	-
Japanese Yen	DBAB	Sell	63,500,000	832,023	1/15/13	99,983	-
Japanese Yen	BZWS	Sell	145,330,000	1,901,105	1/15/13	225,714	-
Japanese Yen	UBSW	Sell	115,600,000	1,511,269	1/15/13	178,611	-
Philippine Peso	JPHQ	Buy	7,939,000	191,403	1/15/13	1,996	-
Euro	DBAB	Sell	84,250	110,081	1/17/13	-	(1,112)
Philippine Peso	DBAB	Buy	13,793,000	314,923	1/22/13	21,120	-
Philippine Peso	JPHQ	Buy	55,049,000	1,258,320	1/22/13	82,855	-
Chilean Peso	DBAB	Sell	844,670,000	1,749,524	1/24/13	-	(8,777)
Chilean Peso	DBAB	Buy	844,670,000	1,657,678	1/24/13	100,622	-
Chilean Peso	DBAB	Sell	1,198,110,000	2,481,330	1/25/13	-	(12,343)
Chilean Peso	DBAB	Buy	1,198,110,000	2,361,472	1/25/13	132,201	-
Chilean Peso	DBAB	Buy	746,020,000	1,474,231	1/28/13	77,811	-
Euro	DBAB	Sell	1,986,614	2,582,163	1/28/13	-	(40,040)
Euro	DBAB	Buy	139,500	175,158	1/28/13	8,973	-
Indian Rupee	DBAB	Buy	38,739,000	702,302	1/28/13	-	(403)
Japanese Yen	BZWS	Sell	291,270,000	3,772,439	1/28/13	414,253	-
Japanese Yen	DBAB	Sell	242,274,032	3,133,921	1/28/13	340,632	-
Japanese Yen	UBSW	Sell	254,830,000	3,295,145	1/28/13	357,092	-
Japanese Yen	HSBC	Sell	313,645,839	4,054,000	1/28/13	437,833	-
Philippine Peso	HSBC	Buy	50,025,000	1,153,873	1/28/13	65,020	-
Chilean Peso	DBAB	Buy	241,010,000	476,286	1/29/13	25,046	-
Chilean Peso	JPHQ	Buy	256,050,000	504,781	1/30/13	27,758	-
Chilean Peso	DBAB	Buy	482,020,000	943,749	1/30/13	58,767	-
Swedish Krona	DBAB	Buy	1,850,000	205,077 EUR	1/30/13	13,658	-
Chilean Peso	DBAB	Buy	449,800,000	879,374	1/31/13	56,015	-
Euro	DBAB	Sell	2,427,000	3,188,835	1/31/13	-	(14,735)
Euro	BZWS	Sell	3,769,488	4,650,700	2/04/13	-	(325,083)
Indian Rupee	JPHQ	Buy	25,080,000	483,901	2/06/13	-	(30,204)
Euro	DBAB	Sell	288,563	381,249	2/14/13	310	-
Chilean Peso	DBAB	Buy	401,200,000	806,400	2/15/13	26,386	-
Malaysian Ringgit	HSBC	Buy	5,278,000	1,713,303	2/19/13	6,548	-
Chilean Peso	DBAB	Buy	195,280,000	389,392	2/25/13	15,461	-
Chilean Peso	CITI	Buy	866,360,000	1,739,329	2/25/13	56,800	-
Chilean Peso	DBAB	Buy	301,900,000	597,774	2/26/13	28,045	-

Templeton Global Investment Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Japanese Yen	BZWS	Sell	302,200,000	3,860,501	2/27/13	375,520	-
Chilean Peso	DBAB	Buy	494,720,000	983,343	2/28/13	41,928	-
Chilean Peso	DBAB	Buy	401,810,000	802,657	3/04/13	29,631	-
Indian Rupee	HSBC	Buy	57,335,000	1,036,303	3/04/13	-	(3,612)
Indian Rupee	DBAB	Buy	49,615,000	896,605	3/04/13	-	(2,963)
Chilean Peso	DBAB	Buy	401,810,000	808,064	3/06/13	24,003	-
Chilean Peso	DBAB	Buy	503,570,000	1,012,812	3/07/13	29,841	-
Indian Rupee	DBAB	Buy	36,546,000	660,522	3/07/13	-	(2,628)
Chilean Peso	DBAB	Buy	500,540,000	997,092	3/08/13	39,150	-
Indian Rupee	HSBC	Buy	9,755,000	176,609	3/11/13	-	(1,128)
Indian Rupee	DBAB	Buy	9,894,000	178,753	3/11/13	-	(772)
Swedish Krona	DBAB	Buy	41,000,000	4,542,936 EUR	3/12/13	297,629	-
Chilean Peso	DBAB	Buy	486,980,000	955,800	3/13/13	51,700	-
Indian Rupee	HSBC	Buy	24,630,000	447,119	3/13/13	-	(4,213)
Chilean Peso	DBAB	Buy	985,820,000	1,949,802	3/18/13	88,381	-
Indian Rupee	DBAB	Buy	24,766,000	448,757	3/18/13	-	(3,805)
Indian Rupee	DBAB	Buy	22,559,000	405,526	3/20/13	-	(371)
Indian Rupee	JPHQ	Buy	25,600,000	462,762	3/25/13	-	(3,404)
Indian Rupee	HSBC	Buy	26,015,000	469,754	3/28/13	-	(3,201)
Chilean Peso	DBAB	Buy	474,950,000	938,266	3/29/13	42,263	-
Chilean Peso	DBAB	Buy	504,600,000	993,112	4/03/13	47,918	-
Philippine Peso	DBAB	Buy	39,207,000	943,406	4/05/13	11,481	-
Philippine Peso	JPHQ	Buy	20,719,000	499,301	4/10/13	5,258	-
Philippine Peso	DBAB	Buy	64,384,000	1,551,758	4/10/13	16,151	-
Philippine Peso	HSBC	Buy	32,139,000	773,669	4/11/13	8,978	-
Indian Rupee	DBAB	Buy	36,463,000	671,306	4/12/13	-	(19,059)
Philippine Peso	JPHQ	Buy	36,056,000	866,335	4/12/13	11,680	-
Chilean Peso	MSCO	Buy	758,240,000	1,494,805	4/15/13	66,894	-
Indian Rupee	DBAB	Buy	78,190,000	1,429,773	4/15/13	-	(31,828)
Philippine Peso	HSBC	Buy	25,578,000	616,664	4/15/13	6,158	-
Indian Rupee	JPHQ	Buy	52,519,000	963,263	4/16/13	-	(24,443)
Indian Rupee	JPHQ	Buy	51,553,000	942,313	4/18/13	-	(21,074)
Chilean Peso	MSCO	Buy	679,390,000	1,340,549	4/19/13	57,970	-
Malaysian Ringgit	JPHQ	Buy	4,383,850	1,408,059	4/19/13	14,772	-
Malaysian Ringgit	JPHQ	Sell	4,383,850	1,426,384	4/19/13	3,554	-
Swedish Krona	DBAB	Buy	123,614,356	13,720,141 EUR	4/19/13	845,855	-
Indian Rupee	JPHQ	Buy	25,753,000	471,870	4/22/13	-	(11,982)
Indian Rupee	DBAB	Buy	18,126,000	331,696	4/22/13	-	(8,008)
Malaysian Ringgit	JPHQ	Buy	12,561,000	4,030,871	4/23/13	44,857	-
Euro	DBAB	Sell	302,984	402,151	4/25/13	1,912	-
Malaysian Ringgit	JPHQ	Buy	1,600,000	514,155	4/25/13	4,935	-
Malaysian Ringgit	JPHQ	Sell	1,600,000	520,427	4/25/13	1,337	-
Indian Rupee	DBAB	Buy	36,620,000	653,217	4/26/13	288	-
Chilean Peso	JPHQ	Buy	430,475,000	850,069	4/29/13	34,831	-
Chilean Peso	CITI	Buy	693,880,000	1,374,020	4/29/13	52,345	-
Indian Rupee	JPHQ	Buy	31,143,000	558,769	4/29/13	-	(3,286)
Indian Rupee	JPHQ	Buy	25,944,000	464,555	4/30/13	-	(1,882)
Swedish Krona	DBAB	Buy	6,617,360	733,226 EUR	5/06/13	46,448	-
Euro	DBAB	Sell	404,451	533,835	5/07/13	-	(503)
Euro	JPHQ	Sell	40,000,000	52,192,000	5/09/13	-	(654,820)
Euro	DBAB	Sell	20,000,000	25,984,000	5/13/13	-	(440,446)

Templeton Global Investment Trust

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Swedish Krona	DBAB	Buy	51,264,580	5,631,614 EUR	5/14/13	422,394	-
Malaysian Ringgit	JPHQ	Buy	3,200,000	1,011,666	5/20/13	24,777	-
Euro	DBAB	Sell	292,956	373,548	5/21/13	-	(13,542)
Chilean Peso	MSCO	Buy	375,660,000	718,279	5/22/13	51,484	-
Chilean Peso	CITI	Buy	108,420,000	205,244	5/31/13	16,643	-
Chilean Peso	DBAB	Buy	154,820,000	293,247	6/03/13	23,468	-
Australian Dollar	DBAB	Buy	4,625,000	4,787,338	6/11/13	-	(35,571)
Polish Zloty	CITI	Buy	3,667,000	812,506 EUR	6/11/13	94,960	-
Polish Zloty	DBAB	Buy	18,797,000	4,175,719 EUR	6/11/13	472,460	-
Japanese Yen	CITI	Sell	64,869,000	820,514	6/14/13	71,759	-
Malaysian Ringgit	JPHQ	Buy	55,737,494	17,211,961	6/28/13	793,761	-
Malaysian Ringgit	JPHQ	Sell	55,737,494	18,069,016	6/28/13	63,294	-
Malaysian Ringgit	DBAB	Buy	3,220,000	996,688	7/15/13	42,463	-
Malaysian Ringgit	DBAB	Buy	7,869,000	2,440,530	7/18/13	98,485	-
Malaysian Ringgit	DBAB	Buy	12,411,000	3,876,984	7/22/13	126,608	-
Euro	DBAB	Sell	95,745	118,111	7/23/13	-	(8,481)
Malaysian Ringgit	DBAB	Buy	15,092,000	4,689,578	7/25/13	177,998	-
Euro	DBAB	Sell	95,542	115,983	7/26/13	-	(10,344)
Malaysian Ringgit	JPHQ	Buy	15,868,000	4,911,021	7/29/13	205,626	-
Euro	JPHQ	Sell	3,768,000	4,678,349	7/31/13	-	(304,044)
Euro	DBAB	Sell	3,768,000	4,684,378	7/31/13	-	(298,015)
Euro	UBSW	Sell	3,767,000	4,636,424	8/01/13	-	(344,701)
Euro	HSBC	Sell	3,767,000	4,661,097	8/02/13	-	(320,081)
South Korean Won	HSBC	Buy	13,960,588,400	12,218,264	8/09/13	752,308	-
Japanese Yen	DBAB	Sell	284,714,000	3,636,382	8/19/13	347,865	-
Japanese Yen	JPHQ	Sell	128,008,000	1,621,740	8/20/13	143,200	-
Japanese Yen	HSBC	Sell	547,340,000	6,937,136	8/20/13	615,156	-
Japanese Yen	UBSW	Sell	257,607,000	3,271,823	8/20/13	296,367	-
Japanese Yen	BZWS	Sell	127,736,000	1,615,889	8/22/13	140,459	-
Japanese Yen	CITI	Sell	255,214,000	3,228,718	8/23/13	280,808	-
Japanese Yen	DBAB	Sell	126,234,000	1,598,000	8/23/13	139,904	-
Japanese Yen	HSBC	Sell	253,342,000	3,208,567	8/23/13	282,280	-
Euro	UBSW	Sell	2,984,696	3,734,452	8/26/13	-	(213,301)
Euro	BZWS	Sell	587,300	735,793	8/26/13	-	(41,008)
Japanese Yen	JPHQ	Sell	254,671,000	3,230,636	8/26/13	288,905	-
Japanese Yen	UBSW	Sell	312,386,000	3,959,767	8/26/13	351,364	-
Japanese Yen	BZWS	Sell	366,311,000	4,649,207	8/26/13	417,911	-
Swedish Krona	UBSW	Buy	4,000,000	472,004 EUR	8/26/13	-	(11,896)
Japanese Yen	JPHQ	Sell	227,544,000	2,910,607	8/27/13	282,196	-
Japanese Yen	HSBC	Sell	420,281,000	5,374,437	8/27/13	519,677	-
Japanese Yen	DBAB	Sell	228,669,000	2,923,259	8/27/13	281,852	-
Euro	DBAB	Sell	160,498	202,373	8/28/13	-	(9,916)
Euro	JPHQ	Sell	1,685,713	2,123,535	8/29/13	-	(106,171)
Japanese Yen	JPHQ	Sell	126,519,000	1,615,979	8/30/13	154,483	-
Euro	DBAB	Sell	200,661	253,535	9/04/13	-	(11,898)
Philippine Peso	DBAB	Buy	99,945,000	2,390,914	9/24/13	37,489	-
Japanese Yen	JPHQ	Sell	59,426,000	767,356	9/30/13	80,660	-
Philippine Peso	DBAB	Buy	65,600,000	1,569,378	10/04/13	23,897	-
Philippine Peso	HSBC	Buy	52,620,000	1,261,447	10/04/13	16,573	-
Philippine Peso	HSBC	Buy	78,450,000	1,886,316	10/07/13	18,748	-
Polish Zloty	DBAB	Buy	8,156,625	1,922,100 EUR	10/07/13	35,254	-

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
CITI - Citibank N.A.
DBAB - Deutsche Bank AG
HSBC - HSBC Bank USA
JPHQ - JPMorgan Chase Bank, N.A.
MSCO - Morgan Stanley and Co., Inc.
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GHS - Ghanaian Cedi

Templeton Global Investment Trust
Statement of Investments, December 31, 2012 (unaudited) (continued)
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
UYU - Uruguayan Peso

Selected Portfolio

ADR - American Depositary Receipt
DIP - Debtor-In-Possession
FRN - Floating Rate Note
PIK - Payment-In-Kind

Templeton Global Investment Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds’administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Funds’pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2012, a market event occurred resulting in a portion of the securities held by the Funds being valued using fair value procedures.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

4. INCOME TAXES

At December 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

At December 31, 2012, the Templeton Global Balanced Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

a The Fund also invests in unrestricted securities of the issuer, valued at $0 as of December 31, 2012.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the
Templeton Emerging Markets Small Cap Fund for the nine months ended December 31, 2012, were as shown below.

The Templeton Global Balanced Fund invests in certain securities through its investment in FT Holdings
Corporation IV, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the fund. The

Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At December 31, 2012, all Subsidiary investments are reflected in the fund's Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at December 31, 2012, due to market events and temporary trade halts, the Funds employed fair value procedures to value a portion of their holdings, resulting in a temporary transfer of these financial instruments from Level 1 to Level 2 within the fair value hierarchy. The values of such transfers were as follows:

		Transfer from Level 1 to Level 2
Templeton Asian Growth Fund	$	1,788,759
Templeton BRIC Fund	$	56,750,647
Templeton Emerging Markets Balanced Fund	$	3,729,181
Templeton Emerging Markets Small Cap Fund	$	33,683,920
Templeton Frontier Markets Fund	$	153,568,945
Templeton Global Balanced Fund	$	295,712,265

A summary of inputs used as of December 31, 2012, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

		Level 1		Level 2		Level 3		Total
Templeton Asian Growth Fund								
Assets:								
Investments in Securities:								
Equity Investments:[a]								
China	$	2,949,457	$	923,785	$	-	$	3,873,242
Hong Kong		268,946		402,673		-		671,619
Singapore		-		462,301		-		462,301
All Other Equity Investments[b]		5,430,585		-		-		5,430,585
Total Investments in Securities	$	8,648,988	$	1,788,759	$	-	$	10,437,747

Templeton Frontier Markets Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Algeria	$ -	$ 16,744,789	$ -	$ 16,744,789
Argentina	11,916,702	1,082,031	-	12,998,733
Georgia	-	9,584,659	-	9,584,659
Kazakhstan	29,349,622	19,322,183	-	48,671,805
Lesotho	-	2,418,461	-	2,418,461
Malawi	-	820,876	-	820,876
Panama	20,632,891	12,138,965	-	32,771,856
South Africa	-	30,745,862	-	30,745,862
Turkmenistan	-	22,453,236	-	22,453,236
Ukraine	7,983,943	16,848,608	-	24,832,551
Vietnam	-	26,920,339	-	26,920,339
All Other Equity Investments[b]	455,128,673	-	-	455,128,673
Participatory Notes	-	37,582,899	-	37,582,899
Convertible Bonds	-	449	-	449
Short Term Investments	50,985,287	-	-	50,985,287
Total Investments in Securities	$ 575,997,118	$ 196,663,357	$ -	$ 772,660,475

Templeton Global Balanced Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Australia	$ -	$ 1,489,508	$ -	$ 1,489,508
France	-	64,550,298	-	64,550,298
Germany	-	39,960,364	-	39,960,364
Ireland	-	9,432,817	-	9,432,817
Italy	-	5,719,011	-	5,719,011
Japan	-	27,288,043	-	27,288,043
Netherlands	-	11,310,515	-	11,310,515
Norway	-	9,420,273	-	9,420,273
Singapore	-	24,220,450	-	24,220,450
Spain	-	8,192,900	-	8,192,900
United Kingdom	15,851,541	94,128,086	-	109,979,627
United States	222,706,690	1,866,498	- [c]	224,573,188
All Other Equity Investments[b]	137,413,333	-	-	137,413,333
Equity-Linked Securities	-	28,184,609	-	28,184,609
Corporate Bonds and Notes	-	70,943,809	-	70,943,809
Senior Floating Rate Interests	-	12,660,966	-	12,660,966
Foreign Government and Agency Securities	-	162,323,067	-	162,323,067
Municipal Bonds	-	2,207,977	-	2,207,977
Short Term Investments	128,416,626	37,846,997	-	166,263,623
Total Investments in Securities	$ 504,388,190	$ 611,746,188	$ -	$ 1,116,134,378
Forward Exchange Contracts	$ -	$ 15,417,812	$ -	$ 15,417,812
Liabilities:				
Forward Exchange Contracts	-	3,782,485	-	3,782,485

[a]Includes common and preferred stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statement of Investments.

[c]Includes securities determined to have no value at December 31, 2012.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/LAURA F. FERGERSON_______

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON_______

     Laura F. Fergerson

     Chief Executive Officer –

     Finance and Administration

Date February 27, 2013

By /s/MARK H. OTANI_____________

  Mark H. Otani

  Chief Financial Officer and

  Chief Accounting Officer

Date February 27, 2013